Goldman Sachs Short Duration Tax-Free Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Short Duration Tax-Free Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 217
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,048
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,744
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	517
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,119
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	267
Expense Example, with Redemption, 10 Years	609
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	$ 504